Deposits (Balance and Remaining Maturities of Time Deposits and Certificates of Deposit Issued by Domestic and Foreign Offices) (Detail) ¥ in Millions	Mar. 31, 2026 JPY (¥)
Deposits From Banking Clients [Line Items]
Total	¥ 65,845,319
Bank Time Deposits Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	22,369,355
Due after one year through two years	964,561
Due after two years through three years	640,249
Due after three years through four years	272,235
Due after four years through five years	885,784
Due after five years	376,872
Total	25,509,056
Certificates Of Deposit Liabilities Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	2,222,646
Due after one year through two years	30,000
Due after two years through three years	0
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	2,252,646
Bank Time Deposits Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	28,387,852
Due after one year through two years	19,940
Due after two years through three years	13,006
Due after three years through four years	81
Due after four years through five years	811
Due after five years	4
Total	28,421,694
Certificates Of Deposit Liabilities Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	9,327,216
Due after one year through two years	164,610
Due after two years through three years	170,097
Due after three years through four years	0
Due after four years through five years	0
Due after five years	0
Total	9,661,923
Time deposits
Deposits From Banking Clients [Line Items]
Total	53,930,750
Certificates of deposit
Deposits From Banking Clients [Line Items]
Total	11,914,569
Domestic
Deposits From Banking Clients [Line Items]
Due in one year or less	24,592,000
Due after one year through two years	994,561
Due after two years through three years	640,249
Due after three years through four years	272,235
Due after four years through five years	885,784
Due after five years	376,872
Total	27,761,702
Foreign
Deposits From Banking Clients [Line Items]
Due in one year or less	37,715,068
Due after one year through two years	184,550
Due after two years through three years	183,103
Due after three years through four years	81
Due after four years through five years	811
Due after five years	4
Total	¥ 38,083,617